Finance lease receivables - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of finance lease payments receivable [text block] [Abstract]
Allowance for uncollectable finance lease receivables	£ 439	£ 368